Critical accounting estimates and judgements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Impairment losses	$ 216,000	$ 0	$ 227,000
Licenses
Disclosure of detailed information about intangible assets [line items]
Additions	1,923,000	1,731,000
Impairment losses	$ 216,000	$ 0	$ 227,000